CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Bank balances and cash on hand of the group (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Bank balances and cash on hand of the group
Cash and cash equivalents	¥ 9,064,971	¥ 21,296,123
RMB
Bank balances and cash on hand of the group
Cash and cash equivalents	7,858,867	18,026,265
USD
Bank balances and cash on hand of the group
Cash and cash equivalents	1,195,720	3,256,625
HKD
Bank balances and cash on hand of the group
Cash and cash equivalents	4,423	8,321
EUR
Bank balances and cash on hand of the group
Cash and cash equivalents	1,943	371
AUD
Bank balances and cash on hand of the group
Cash and cash equivalents		2,552
IDR
Bank balances and cash on hand of the group
Cash and cash equivalents	¥ 4,018	¥ 1,989